UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Avenue, 29th Floor
         New York, New York  10022

13F File Number:  028-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

 Nancy Havens-Hasty     New York, NY     April 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $309,759 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107     4140    50000 SH       SOLE                        0    50000        0
AMGEN INC                      COM              031162100      766    11276 SH       SOLE                        0    11276        0
CUMULUS MEDIA INC              CL A             231082108      960   275000 SH       SOLE                        0   275000        0
DELPHI FINL GROUP INC          CL A             247131105    10834   242000 SH       SOLE                        0   242000        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    11416   141100 SH       SOLE                        0   141100        0
DONNELLEY R R & SONS CO        COM              257867101     1776   143355 SH       SOLE                        0   143355        0
EL PASO CORP                   COM              28336L109    23551   797000 SH       SOLE                        0   797000        0
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN   29273V100    21851      881 SH       SOLE                        0      881        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302    10080   289000 SH       SOLE                        0   289000        0
GOODRICH CORP                  COM              382388106     6573    52400 SH  CALL SOLE                        0    52400        0
GOODRICH CORP                  COM              382388106     6272    50000 SH       SOLE                        0    50000        0
HARLEYSVILLE GROUP INC         COM              412824104     5020    87000 SH       SOLE                        0    87000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     2102    47353 SH       SOLE                        0    47353        0
ILLUMINA INC                   COM              452327109    11732   223000 SH       SOLE                        0   223000        0
ISTA PHARMACEUTICALS INC       COM NEW          45031X204     4280   475000 SH       SOLE                        0   475000        0
JOHNSON & JOHNSON              COM              478160104     1649    25000 SH       SOLE                        0    25000        0
JUNIPER NETWORKS INC           COM              48203R104     1926    84190 SH       SOLE                        0    84190        0
KINDER MORGAN INC DEL          COM              49456B101     7038   182100 SH  PUT  SOLE                        0   182100        0
LEUCADIA NATL CORP             COM              527288104     3177   121734 SH       SOLE                        0   121734        0
LIFEPOINT HOSPITALS INC        COM              53219L109      121     3070 SH       SOLE                        0     3070        0
LOOPNET INC                    COM              543524300     5972   318000 SH       SOLE                        0   318000        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    42532   605000 SH       SOLE                        0   605000        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105    27978   713000 SH       SOLE                        0   713000        0
NORTEK INC                     COM NEW          656559309     3148    71553 SH       SOLE                        0    71553        0
OFFICEMAX INC DEL              COM              67622P101      216    37822 SH       SOLE                        0    37822        0
PEP BOYS MANNY MOE & JACK      COM              713278109     5013   336000 SH       SOLE                        0   336000        0
PFIZER INC                     COM              717081103     1515    66842 SH       SOLE                        0    66842        0
PILGRIMS PRIDE CORP NEW        COM              72147K108     1242   166508 SH       SOLE                        0   166508        0
PRESTIGE BRANDS HLDGS INC      COM              74112D101     8946   511776 SH       SOLE                        0   511776        0
QUEST SOFTWARE INC             COM              74834T103     4165   179000 SH       SOLE                        0   179000        0
RSC HOLDINGS INC               COM              74972L102    14582   645500 SH       SOLE                        0   645500        0
SANOFI                         RIGHT 12/31/2020 80105N113     2324  1721400 SH       SOLE                        0  1721400        0
SOLUTIA INC                    COM NEW          834376501     4442   159000 SH       SOLE                        0   159000        0
SPDR S&P 500 EFT TR            TR UNIT          78462F103    14081   100000 SH  PUT  SOLE                        0   100000        0
TALEO CORP                     CL A             87424N104     9691   211000 SH       SOLE                        0   211000        0
TELLABS INC                    COM              879664100      166    40966 SH       SOLE                        0    40966        0
THOMAS & BETTS CORP            COM              884315102     4890    68000 SH       SOLE                        0    68000        0
TRANSCEND SERVICES INC         COM NEW          893929208     4256   145000 SH       SOLE                        0   145000        0
US CONCRETE INC                COM NEW          90333L201     1957   420000 SH       SOLE                        0   420000        0
VULCAN MATLS CO                COM              929160109     9751   228200 SH       SOLE                        0   228200        0
WESTERN UN CO                  COM              959802109     2779   157883 SH       SOLE                        0   157883        0
YAHOO INC                      COM              984332106      495    32520 SH       SOLE                        0    32520        0
ZOLL MED CORP                  COM              989922109     4354    47000 SH       SOLE                        0    47000        0